TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

17.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Luckin BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries and VIE in the PRC. Under the current laws of the British Virgin Islands, Luckin BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

17.  TAXATION (CONTINUED)

Hong Kong

Luckin HK, Luckin Roasting and Luckin Roastery are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD2,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In January 2019, the State Administration of Taxation provides a preferential corporate income tax rate of 20% and an exemption ranged from 50% to 75% in the assessable taxable profits for entities qualified as small-size enterprises (the exemption range has been changed to from 50% to 87.5% for the period from January 1, 2021 to December 31, 2022, then the exemption range has been changed to from 75% to 87.5% for the period from January 1, 2022 to December 31, 2024). The policy is effective for the period from January 1, 2019 to December 31, 2024.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The components of (loss)/income before tax are as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/income before tax
Non-PRC	750	(2,937,591)	617,090	96,835
PRC	(3,159,870)	(3,303,200)	5,427	852
Total (loss)/income before tax	(3,159,120)	(6,240,791)	622,517	97,687

Income tax (expenses)/benefit
Current income tax expenses	(1,387)	(919)	(360)	(57)
Deferred tax benefits	—	638,720	64,221	10,078
Income tax (expenses)/benefits	(1,387)	637,801	63,861	10,021

17.  TAXATION (CONTINUED)

PRC (continued)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2019, 2020 and 2021 to income tax expense were as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
(Loss)/income before income taxes	(3,159,120)	(6,240,791)	622,517	97,687

Income tax benefit computed at PRC statutory income tax rate of 25%	789,780	1,560,198	(155,629)	(24,422)
Additional deduction for R&D expenses	4,192	9,108	11,095	1,741
Non-deductible share-based compensation expenses	(38,071)	(5,507)	(58,581)	(9,193)
Non-deductible expenses and non-taxable income	(43,651)	(24,495)	17,516	2,750
Change of valuation allowance	(535,424)	(164,850)	(60,352)	(9,471)
Effect of preferential tax rate	(181,304)	(9,395)	158,362	24,850
Effect of International tax rates	3,091	(727,446)	155,242	24,361
Prior-year tax filing difference	—	188	(3,792)	(595)

Income tax (expenses)/benefits	(1,387)	637,801	63,861	10,021

Deferred Taxes

The significant components of deferred taxes were as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Advertising expenses	—	—	—
Donation	1,613	4,075	639
Accrued expenses	40,189	31,843	4,997
Accrued welfare	833	14,538	2,281
Impairment loss of long-lived assets and investments	317,846	303,168	47,574
Allowance for doubtful accounts	21,122	22,577	3,543
Tax losses	1,359,044	1,441,091	226,139
Valuation allowance	(1,101,927)	(1,114,351)	(174,866)

Total deferred tax assets, net	638,720	702,941	110,307

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2020 and 2021, the Company and most of its subsidiaries and VIE were in cumulative loss position, except some new entities with immaterial taxable income. The valuation allowance of RMB1,101,927 and RMB 1,114,351 (US$174,866)as of December 31, 2020 and 2021 was primarily provided for the deferred income tax assets of certain subsidiaries, which were not estimated to generate enough future taxable income to utilize its some portion or all of the benefits of the deferred tax assets.

17.  TAXATION (CONTINUED)

Deferred Taxes (continued)

Valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that some portion or all of the benefits of the deferred tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

As of December 31, 2021, the Group had accumulated tax losses of RMB5,943,276 (US$932,630) derived from entities in the mainland PRC, which can be carried forward per tax regulation to offset future taxable income. The PRC taxable losses will expire from 2022 to 2026 and 2028 if not utilized.

Unrecognized Tax Benefits

As of December 31, 2019, 2020 and 2021, unrecognized tax benefit of RMB32,480, RMB53,961 and RMB54,956 (US$8,624) if ultimately recognized would impact the effective tax rate. The unrecognized tax benefits were primarily related to deemed sales of free coupons to customers. The unrecognized tax benefits represent a reduction of the deferred income tax assets for tax loss carry forwards since the uncertain tax position would reduce the tax loss carry forwards under the tax law and the estimated income tax expenses the Group would be required to pay should its revenue for tax purposes be recognized in accordance with current PRC tax laws and regulations. The amounts of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by the tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of year	32,480	53,961	8,468
Additions based on tax positions related to the current year	21,481	995	156

Balance at end of year	53,961	54,956	8,624

For the years ended December 31, 2019, 2020 and 2021, no interest expense or penalty was accrued in relation to the unrecognized tax benefit.

The Group is currently under examination of PRC tax authorities. As of the issuance date of this report, the Group is not notified of any fine or penalty from the PRC tax authorities. For the years ended December 31, 2019, 2020 and 2021, the Company, its subsidiaries and the VIE remain subject to tax examinations.